Goodwill and Intangible Assets - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) Unit	Dec. 31, 2020 USD ($) Unit	Dec. 31, 2019 CNY (¥) Unit	Dec. 31, 2018 CNY (¥)
Amortization Of Intangible Assets Disclosure [Abstract]
Number of reporting units the company	2	2	2
Impairment loss on intangible assets	¥ 350	$ 54	¥ 406	¥ 5
Amortization expense of intangible assets	¥ 544	$ 83	¥ 661	¥ 385